INCOME TAXES - COMPONENTS OF DEFERRED TAX ASSETS (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
Deferred Tax Assets, Net of Valuation Allowance [Abstract]
- Allowance for doubtful accounts	¥ 39,541,000		¥ 12,257,000	$ 6,205,000
- Deferred revenue	4,499,000		2,832,000	706,000
- Accruals	3,410,000		2,489,000	535,000
- Tax losses	162,420,000		197,885,000	25,487,000
- Property and equipment	28,514,000		6,488,000	4,474,000
- Intangible assets	3,817,000		2,611,000	599,000
- Long-term investment impairment	960,000		960,000	151,000
- Unrealized profit	71,868,000		71,868,000	11,278,000
Less: valuation allowance	(315,029,000)		(297,390,000)	(49,435,000)
Total Deferred tax assets	0			$ 0
Increased in valuation allowance	¥ 17,639,000	$ 2,768,000	¥ 9,751,000